CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2021	$ 1,520,368	$ 5,223,484	$ (2,860,205)	$ (842,911)	$ 223,188	$ 1,743,556
Non-controlling interests arising on business combination					831	831
Exercise of share options		88,469		(88,469)
Share-based payment expense	13,423			13,423		13,423
Other reclassifications related to share-based payment	(1,275)		1,560	(2,835)		(1,275)
Total transactions with owners	12,148	88,469	1,560	(77,881)	831	12,979
Loss for the period	(459,007)		(459,007)		(9,959)	(468,966)
Other comprehensive income/(loss)	59,521			59,521	13,140	72,661
Total comprehensive (loss)/income	(399,486)		(459,007)	59,521	3,181	(396,305)
Ending balance, Equity at Dec. 31, 2022	1,133,030	5,311,953	(3,317,652)	(861,271)	227,200	1,360,230
Shares repurchased and canceled through buyback program	(10,037)	(10,037)				(10,037)
Non-controlling interests arising on business combination					1,922	1,922
Exercise of share options		92,896		(92,896)
Share-based payment expense	13,168			13,168		13,168
Other reclassifications related to share-based payment	(559)		867	(1,426)		(559)
Total transactions with owners	2,572	82,859	867	(81,154)	1,922	4,494
Loss for the period	(1,976,609)		(1,976,609)		(11,569)	(1,988,178)
Other comprehensive income/(loss)	950,855			950,855	19,953	970,808
Total comprehensive (loss)/income	(1,025,754)		(1,976,609)	950,855	8,384	(1,017,370)
Ending balance, Equity at Dec. 31, 2023	109,848	5,394,812	(5,293,394)	8,430	237,506	347,354
Non-controlling interests derecognized on disposal					(23,181)	(23,181)
Exercise of share options		8,327		(8,327)
Share-based payment expense	27,769			27,769		27,769
Total transactions with owners	27,769	8,327		19,442	(23,181)	4,588
Loss for the period	(1,632,025)		(1,632,025)		(12,176)	(1,644,201)
Other comprehensive income/(loss)	1,039,829			1,039,829	(43,379)	996,450
Total comprehensive (loss)/income	(592,196)		(1,632,025)	1,039,829	(55,555)	(647,751)
Ending balance, Equity at Dec. 31, 2024	$ (454,579)	$ 5,403,139	$ (6,925,419)	$ 1,067,701	$ 158,770	$ (295,809)